ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Summary of principal subsidiaries

			Percentage of legal
	Date of	Place of	ownership
Entity	incorporation	incorporation	by the Company	Principal activities
Adagene (Hong Kong) Limited	December 12, 2011	Hong Kong	100%	Investment holding
Adagene Incorporated	September 20, 2017	The United States of America	100%	Research and development of innovative medicines
Adagene (Suzhou) Limited	February 28, 2012	The People’s Republic of China (“PRC” or “China”)	100%	Research and development of innovative medicines
Adagene Australia PTY Ltd.	May 30, 2018	Australia	100%	Research and development of innovative medicines
Adagene PTE. Ltd.	March 27, 2020	Singapore	100%	Research and development of innovative medicines
Adagene AG	August 31, 2020	Switzerland	100%	Research and development of innovative medicines
Adagene Project C1 PTE. Ltd.	March 25, 2022	Singapore	100%	Research and development of innovative medicines